SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION SUPPLEMENTAL GUARANTOR FINANCIAL INFORMATION (Detail Textuals) $ in Millions	Oct. 05, 2015 USD ($)
Supplemental Guarantor Financial Information [Abstract]
2023 Senior Notes	$ 720.0
2025 Senior Notes	$ 500.0